Notes Payable - Related Party (Details Textual) - USD ($)						1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 07, 2020	Apr. 12, 2019	Apr. 07, 2019	Jan. 14, 2019	Jul. 15, 2016	Feb. 28, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 06, 2018
Note Payable - Related Party (Textual)
Unsecured promissory notes, description									The Company repaid $3,220 to the then-CEO, and borrowed an additional $75. During the year ended December 31, 2018 the remaining amount of $3,145 was repaid. The advances carried a 0% interest rate and were to be repaid when funds were available.
Unsecured promissory notes mature, description									The Company entered into subscription agreements with investors pursuant to which the Company sold an aggregate of 3,896,969 shares of the Company’s common stock, for an aggregate purchase price equal to $1,866,667. The closing of these subscription agreements has occurred. Of the 3,896,969 common share issued, JMG Horseshoe, LLC, purchased 333,333 shares of common stock for a purchase price of $333,333. The managing member of JMG Horseshoe, LLC is J. Mark Goode, who is the Company’s chief executive officer
Percentage of advance carries interest rate					7.00%
Aggregate principal amount					$ 100,000					$ 243,000
Maturity date	Jun. 30, 2020
Newly issued shares of common stock								482,000
Unsecured Promissory Notes [Member]
Note Payable - Related Party (Textual)
Outstanding convertible promissory note		$ 50,000
Shareholder [Member] | Unsecured Promissory Notes [Member]
Note Payable - Related Party (Textual)
Unsecured promissory notes, description					The Company issued a 7% promissory note to a significant shareholder in the principal amount of $100,000.	The Company issued a promissory note in the principal amount of $110,000 to Lyle Hauser with an original issue discount of $10,000, for a purchase price of $100,000. The note has a 0% interest rate until maturity and had an original maturity date of March 31, 2019, which has been extended to June 30, 2020. Following the maturity date, the note bears a 9% annual interest rate until paid in full. Accrued interest at December 31, 2019 amounted to $4,927.
Unsecured promissory notes total					$ 100,000
Unsecured promissory notes mature, description					One-year term
Maturity date					Jun. 30, 2019
Vantage [Member]
Note Payable - Related Party (Textual)
Unsecured promissory notes mature, description			The maturity date of outstanding notes held by Lyle Hauser, consisting of (i) a promissory note, dated on or about January 14, 2019, in the original principal amount of $70,384, as amended by amendment No. 1 thereto, dated April 9, 2019, amendment No. 2 thereto, dated July 3, 2019, amendment No. 3 thereto, dated October 1, 2019, and amendment no. 4 thereto, dated January 17, 2020; and (ii) an original issue discount promissory note, dated on or about February 28, 2019, in the original principal amount of $110,000 (of which $100,000 had been repaid, leaving an outstanding balance of $10,000), as amended by amendment No. 1 thereto, dated April 9, 2019, amendment No. 2 thereto, dated July 3, 2019, amendment No. 3 thereto, dated October 1, 2019, and amendment No. 4 thereto, dated January 17, 2020, was extended to June 30, 2020. In consideration for the extension of the maturity date of the notes, the Company issued to the designee of Lyle Hauser 33,000 shares of common stock. From April 1, 2020 to September 30, 2020, the Company repaid $73,382 of the notes due to Lyle Hauser. As of September 30, 2020 and December 31, 2019, the note dated January 14, 2019 had a balance of $0 and accrued interest of $5,438.
Percentage of advance carries interest rate				7.00%
Aggregate principal amount				$ 17,780
Maturity date			Sep. 30, 2020	Mar. 31, 2019
Accrued interest								$ 1,245
Repayments common stock		$ 50,000
Newly issued shares of common stock		10,000
Vantage [Member] | Unsecured Promissory Notes [Member]
Note Payable - Related Party (Textual)
Percentage of advance carries interest rate				7.00%
Aggregate principal amount				$ 17,780
Maturity date				Dec. 31, 2019
Outstanding convertible promissory note		$ 50,000		$ 17,780			$ 70,382
Accrued interest							$ 5,438	5,438
Repayments common stock		$ 50,000
Newly issued shares of common stock		10,000
Hauser [Member]
Note Payable - Related Party (Textual)
Percentage of advance carries interest rate				7.00%
Aggregate principal amount				$ 70,382
Maturity date				Mar. 31, 2019
Accrued interest								4,927
Hauser [Member] | Unsecured Promissory Notes [Member]
Note Payable - Related Party (Textual)
Percentage of advance carries interest rate				7.00%
Aggregate principal amount				$ 70,382
Maturity date				Jun. 30, 2020
Outstanding convertible promissory note				$ 70,382				$ 110,000